INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAX
Components of (loss)/income before income taxes

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Cayman	(39,610,348)	(34,397,077)	6,633,761
Indonesia	—	—	(11,705)
Hong Kong S.A.R.	219,935	(4,507,360)	(3,820,485)
PRC, excluding Hong Kong S.A.R.	(145,272,458)	(310,123,039)	195,497,541
Total	(184,662,871)	(349,027,476)	198,299,112

Schedule of reconciliation of statutory income tax rate and effective income tax rate

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Computed expected income tax expense	(46,165,718)	(87,256,869)	49,574,778
Non-PRC entities not subject to income tax	9,847,603	9,726,109	(700,393)
Research and development expenses bonus deduction	(1,032,177)	(7,528,081)	(10,181,598)
Non-deductible share-based compensation expenses	15,631,775	66,374,951	4,532,885
Other non-deductible expenses	358,759	176,111	32,602
Expiration of loss carry forwards	—	—	304,194
Change in valuation allowance	21,359,758	18,507,779	(35,348,127)
Actual income tax expense	—	—	8,214,341

Schedule of deferred income tax assets and deferred income tax liabilities

	As of December 31,
	2018	2019
	RMB	RMB
Deferred income tax assets
Net operating loss carry forwards	74,657,570	39,342,952
Accrued warranty	12,218,071	14,987,967
Accrued payroll and social insurance	5,099,295	3,873,748
Deferred revenue	3,225,283	6,363,254
Advertising expense	2,955,152	937,639
Allowance for doubtful accounts	57,037	822,134
Write-downs for inventories	—	2,622,784
Less: Valuation allowance	(98,212,408)	(62,864,281)

Total deferred income tax assets, net	—	6,086,197

Deferred income tax liabilities
Short-term investments	—	511,975
Property, plant and equipment	—	6,840,002

Total deferred income tax liabilities	—	7,351,977
Net deferred income tax assets	—	—
Net deferred income tax liabilities	—	1,265,780

Schedule of changes in valuation allowance

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at the beginning of the year	58,344,871	79,704,629	98,212,408
Additions / (reversals)	21,359,758	18,507,779	(35,348,127)
Balance at the end of the year	79,704,629	98,212,408	62,864,281